Risk management - Disclosure of concentrations, Spain real estate business (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Financial assets	€ 243,203	€ 193,716	€ 163,853
Spain | Real estate operations in Spain | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	2,433
Spain | Real estate operations in Spain | Gross carrying amount | Without mortgage guarantee
Disclosure of credit risk exposure [line items]
Financial assets	16
Spain | Real estate operations in Spain | Gross carrying amount | With mortgage guarantee
Disclosure of credit risk exposure [line items]
Financial assets	2,417
Spain | Real estate operations in Spain | Gross carrying amount | Buildings for own use | With mortgage guarantee
Disclosure of credit risk exposure [line items]
Financial assets	1,032
Spain | Real estate operations in Spain | Gross carrying amount | Buildings for own use | Residential
Disclosure of credit risk exposure [line items]
Financial assets	642
Spain | Real estate operations in Spain | Gross carrying amount | Buildings for own use | Other
Disclosure of credit risk exposure [line items]
Financial assets	390
Spain | Real estate operations in Spain | Gross carrying amount | Construction in progress | With mortgage guarantee
Disclosure of credit risk exposure [line items]
Financial assets	1,364
Spain | Real estate operations in Spain | Gross carrying amount | Construction in progress | Residential
Disclosure of credit risk exposure [line items]
Financial assets	1,292
Spain | Real estate operations in Spain | Gross carrying amount | Construction in progress | Other
Disclosure of credit risk exposure [line items]
Financial assets	72
Spain | Real estate operations in Spain | Gross carrying amount | Land | With mortgage guarantee
Disclosure of credit risk exposure [line items]
Financial assets	21
Spain | Real estate operations in Spain | Gross carrying amount | Land | Developed consolidated land
Disclosure of credit risk exposure [line items]
Financial assets	14
Spain | Real estate operations in Spain | Gross carrying amount | Land | Other land
Disclosure of credit risk exposure [line items]
Financial assets	€ 7